Share-Based Payments	12 Months Ended
Apr. 30, 2014
Share-Based Payments [Abstract]
Share-Based Payments

NOTE 8	SHARE-BASED PAYMENTS

We provide for equity-based incentives to be awarded to key employees and non-employee directors. Currently, these incentives consist of restricted shares, restricted stock units (which may also be referred to as deferred stock units), performance units, and stock options. These awards are administered primarily through the 2010 Equity and Incentive Compensation Plan approved by our shareholders in August 2010. Awards under this plan may be in the form of stock options, stock appreciation rights, restricted shares, restricted stock units, performance shares, performance units, incentive awards, and other share-based awards. Awards under this plan may be granted to our non-employee directors, consultants, officers, and other employees. Deferred stock units granted to non-employee directors vest immediately, and along with dividends credited on those deferred stock units, are paid out in the form of common shares upon termination of service as a non-employee director. At April 30, 2014, there were 6,896,730 shares available for future issuance under this plan.

Under the 2010 Equity and Incentive Compensation Plan, we have the option to settle share-based awards by issuing common shares from treasury, issuing new Company common shares, or issuing a combination of common shares from treasury and new Company common shares.

Stock Options: At April 30, 2014, 33,667 options were outstanding and exercisable. The weighted-average remaining contractual term for stock options outstanding and exercisable was less than one year and the aggregate intrinsic value of these stock options was $1.8. The total intrinsic value of options exercised during 2014, 2013, and 2012 was $0.8, $3.4, and $2.6, respectively.

Other Equity Awards: The following table is a summary of our restricted shares, deferred stock units, and performance units.

	Restricted Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Conversion Date Fair Value
Outstanding at May 1, 2013	985,214	$59.64	106,666	$100.54
Granted	167,134	101.08	101,020	104.91
Converted	106,666	100.54	(106,666)	100.54
Vested	(402,081)	51.77	—	—
Forfeited	(17,745)	74.86	—	—

Outstanding at April 30, 2014	839,188	$76.54	101,020	$104.91

The total fair value of equity awards other than stock options vested in 2014, 2013, and 2012 was $20.8, $11.8, and $22.7, respectively. The weighted-average grant date fair value of restricted shares and deferred stock units is the average of the high and the low share price on the date of grant. The weighted-average conversion date fair value of performance units is the average of the high and the low share price on the date of conversion to restricted shares. The following table summarizes the weighted-average fair values of the equity awards granted in 2014, 2013, and 2012.

Year Ended April 30,	Restricted Shares and Deferred Stock Units	Weighted-Average Grant Date Fair Value	Performance Units	Weighted-Average Conversion Date Fair Value
2014	167,134	$101.08	101,020	$104.91
2013	109,770	76.37	106,666	100.54
2012	152,180	78.32	99,455	76.37

The performance units column represents the number of restricted shares received by certain executive officers, subsequent to year end, upon conversion of the performance units earned during the year. Restricted shares and deferred stock units generally vest four years from the date of grant or upon the attainment of a defined age and years of service, subject to certain retention requirements.